TAX FINANCING PROGRAM	12 Months Ended
Dec. 31, 2018
Text Block [Abstract]
TAX FINANCING PROGRAM
18.	TAX FINANCING PROGRAM

The outstanding balance of the Tax Debt Refinancing Program is broken down as follows:

	2018	2017
Law 11941/09 and Law 12865/2013 tax financing program	496,240	638,409
REFIS II - PAES		4,336
PRT (MP 766/2017) (i)	54,528	233,051
PERT (Law 13496/2017) (ii)	2,438	12,981

Total	553,206	888,777

Current	142,036	278,277
Non-current	411,170	610,500

The amounts of the tax refinancing program created under Law 11941/2009, Provisional Act (MP) 766/2017, and Law 13469/2017, divided into principal, fine and interest, which include the debt declared at the time the deadline to join the program (Law 11941/2009 installment plan) was reopened as provided for by Law 12865/2013 and Law 12996/2014, are broken down as follows:

	2018				2017
	Principal	Fines	Interest	Total	Total
Tax on revenue (COFINS)	42,921		156,674	199,595	299,533
Income tax	5,873		39,094	44,967	68,285
Tax on revenue (PIS)	44,043		35,842	79,885	89,954
Social security (INSS – SAT)	1,018	1,342	2,414	4,774	8,450
Social contribution	754	323	11,426	12,503	17,339
Tax on banking transactions (CPMF)	19,014	2,142	28,976	50,132	49,268
PRT – Other Debts - RFB	26,685	2,374	25,469	54,528	227,261
PRT – Social Security - INSS					5,790
PERT – Other Debts - RFB	1,146		1,292	2,438	12,981
Other	29,150	4,433	70,801	104,384	109,916

Total	170,604	10,614	371,988	553,206	888,777

The payment schedule is as follows:

2019	142,036
2020	85,070
2021	85,070
2022	85,070
2023	85,070
2024 e 2025	70,890

Total	553,206

The tax debts, as is the case of the debts included in tax refinancing programs, are not subject to the terms of the judicial reorganization terms.

(i)	Tax Compliance Program (PRT)

The Company elected to include and settle under said tax refinancing program, created by the Federal Government, under Provisional Act 766/2017 (PRT), the administrative proceedings with a probable likelihood of an unfavorable outcome and those where, while attributed a possible likelihood of an unfavorable outcome, the cost effectiveness of including them provided to be highly advantageous in light of the benefits offered by the program.

The Company elected the payment method that allows settling 76% of the consolidated debt utilizing tax credits arising on tax loss carryforwards amounting to R$1,035 million, and paid the remaining 24% in 24 monthly installments totaling R$327 million plus SELIC interest charged as from the adherence month. All the procedures necessary for the Company joining the PRT were completed within the statutory deadline, while MP 766/2017 was still in effect.

Subsequently, on June 1, 2017 the effective period of said Provisional Act ended because it was not passed into law within the relevant constitutional deadline. However, as established by the Federal Constitution, the legal relationships established and arising from actions taken while a provisional act not passed into law was effective, as in the case of the Company’s joining the PRT, continue to be governed by the former provisional act, except where the National Congress provides for otherwise, by means of a legislative decree.

Note that the PRT, governed by MP 766/2017, is not equivalent to the tax installment plan established by MP 783/2017 (PERT), of May 31, 2017, because of differences in payment terms and conditions, plan scope, and access requirements.

(ii)	Special Tax Compliance Program (PERT)

The Company elected to include in and settle through PERT only tax debts that in aggregate do not exceed the fifteen million Brazilian reais (R$15,000,000.00) ceiling set by Article 3 of Law 13496/2017.

The tax debts included in said program were those being disputed at the administrative level in proceedings classified with a low likelihood of the Company winning and which, in the event of an unfavorable outcome, would result in a lawsuit—and entail all the associated costs—, the reason why the cost effectiveness of joining the program was quite positive, because of the benefits offered by PERT (especially the payment of just 5% of the debt in cash).